Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
In accordance with disclosure requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following information describes the relationship between compensation actually paid to our NEOs and certain financial performance of the Company. For additional information regarding the alignment of our compensation programs with the Company’s performance, refer to our CD&A.
The table below summarizes Summary Compensation Table (“SCT”) total compensation reported for, and Compensation Actually Paid (“CAP”, as defined by the SEC) to, our former CEO, our interim CEO and, on average, our other NEOs.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Summary Compensation Table Total for Former CEO(1)	Compensation Actually Paid to Former CEO(1)(2)(3)	Avg Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income (Loss) (Millions USD)	Adjusted EBITDA(5)(6) (Millions USD)
							Company TSR	Peer Group TSR
2025	$5,609,922	$19,121,424			$4,054,729	$9,007,997	$138	$150	$85	$610
2024	$10,550,025	$14,227,775	$13,914,745	$10,584,170	$3,216,477	$2,492,343	$66	$132	($57)	$395
2023			$17,327,154	$14,595,591	$3,609,177	$3,117,256	$80	$129	$38	$317
2022			$11,882,248	$4,464,658	$2,357,617	$1,393,365	$81	$103	($242)	$700
2021			$10,616,003	$12,396,926	$2,112,689	$2,368,441	$119	$129	$197	$795

(1)
James K. Kamsickas, former Chairman of the Board, President and CEO, was our principal executive officer (“PEO”) through November 25, 2024. R. Bruce McDonald, Chairman of the Board, President and CEO, became our PEO effective November 25, 2024. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus
Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili	Byron S. Foster	Byron S. Foster
Aziz S. Aghili	Byron S. Foster	Byron S. Foster	Brian K. Pour	Brian K. Pour
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Jeroen Decleer	Douglas H. Liedberg
Antonio Valencia			Douglas H. Liedberg

(2)
These columns reflect Compensation Actually Paid (CAP) calculated in accordance with Item 402(v) of Regulation S-K. CAP does not necessarily reflect compensation actually earned, realized, or received. The amounts reflect the Summary Compensation Table totals with certain adjustments as described below.

(3)
CAP reflects the deduction and addition of certain amounts for the CEO, the former CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to CEO
2025	$5,609,922	($4,124,985)	$17,636,487	$19,121,424
2024	$10,550,025	($10,399,995)	$14,077,745	$14,227,775

Year	Summary Compensation Table Total for Former CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Former CEO
2024	$13,914,745	($10,247,499)	$6,916,924	$10,584,170
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926

Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2025	$4,054,729	($1,829,801)	$6,783,069	$9,007,997
2024	$3,216,477	($1,719,984)	$995,850	$2,492,343
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for CEO
2025	$4,365,686	$0	$13,270,801	$17,636,487
2024	$14,077,745	$0	$0	$14,077,745

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2025	$2,976,441	$3,551,449	$255,180	$6,783,069
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369

(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2025 proxy statement, our 2024 proxy statement, our 2023 proxy statement, and our 2022 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2020 through the end of the listed year, weighted by market capitalization in each applicable year.

(5)
As previously disclosed, in connection with Dana’s divestiture of its Off-Highway business, the results of that business have been classified as discontinued operations in accordance with U.S. GAAP. The Company’s financial results for fiscal years 2025, 2024, and 2023 have been recast to reflect this classification. In accordance with the rules governing the accounting for discontinued operations, costs historically allocated to the Off-Highway business have been retained by continuing operations for the recast years. Financial results for fiscal years 2022 and 2021 have not been recast, as those periods were not retrospectively adjusted in the Company’s historical financial statements. Accordingly, amounts presented for the earlier years may not be directly comparable to amounts presented for the more recent periods.

(6)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and non-CEO NEOs in 2025. Adjusted EBITDA is defined as net income (loss) before interest, income taxes, depreciation, amortization, equity grant expense, restructuring expense, nonservice cost components of pension and other postretirement benefits costs and other adjustments not related to our core operations (gain/loss on debt extinguishment, pension settlements, divestitures, impairment, etc.).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
James K. Kamsickas, former Chairman of the Board, President and CEO, was our principal executive officer (“PEO”) through November 25, 2024. R. Bruce McDonald, Chairman of the Board, President and CEO, became our PEO effective November 25, 2024. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus
Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili	Byron S. Foster	Byron S. Foster
Aziz S. Aghili	Byron S. Foster	Byron S. Foster	Brian K. Pour	Brian K. Pour
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Jeroen Decleer	Douglas H. Liedberg
Antonio Valencia			Douglas H. Liedberg

Peer Group Issuers, Footnote
(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2025 proxy statement, our 2024 proxy statement, our 2023 proxy statement, and our 2022 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2020 through the end of the listed year, weighted by market capitalization in each applicable year.

Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the CEO, the former CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to CEO
2025	$5,609,922	($4,124,985)	$17,636,487	$19,121,424
2024	$10,550,025	($10,399,995)	$14,077,745	$14,227,775

Year	Summary Compensation Table Total for Former CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Former CEO
2024	$13,914,745	($10,247,499)	$6,916,924	$10,584,170
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for CEO
2025	$4,365,686	$0	$13,270,801	$17,636,487
2024	$14,077,745	$0	$0	$14,077,745

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101

Non-PEO NEO Average Total Compensation Amount			$ 4,054,729	$ 3,216,477	$ 3,609,177	$ 2,357,617	$ 2,112,689
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,007,997	2,492,343	3,117,256	1,393,365	2,368,441
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the CEO, the former CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2025	$4,054,729	($1,829,801)	$6,783,069	$9,007,997
2024	$3,216,477	($1,719,984)	$995,850	$2,492,343
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2025	$2,976,441	$3,551,449	$255,180	$6,783,069
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Tabular List, Table
2025 Performance Measures
The measures listed below represent the most important metrics we used to link executive pay to company performance for 2025 as described in our CD&A within the sections titled “Annual Performance-Based Cash Incentive” and “Long-Term Incentive Program”.

Most Important Performance Measures
Adjusted EBITDA
Pre-tax Unlevered Free Cash Flow
Run Rate Cost Reduction
Pre-tax Return on Invested Capital
Relative TSR

Total Shareholder Return Amount			$ 138	66	80	81	119
Peer Group Total Shareholder Return Amount			150	132	129	103	129
Net Income (Loss)			$ 85,000,000	$ (57,000,000)	$ 38,000,000	$ (242,000,000)	$ 197,000,000
Company Selected Measure Amount			610,000,000	395,000,000	317,000,000	700,000,000	795,000,000
PEO Name	R. Bruce McDonald	James K. Kamsickas	R. Bruce McDonald		James K. Kamsickas	James K. Kamsickas	James K. Kamsickas
Additional 402(v) Disclosure
Discontinued Operations and Comparability of Periods
As noted in Footnote 5 of the Pay Versus Performance Table above, in connection with Dana’s divestiture of its Off-Highway business, the results of that business have been classified as discontinued operations for fiscal years 2025, 2024, and 2023. In accordance with the rules governing the accounting for discontinued operations, costs historically allocated to the Off-Highway business have been retained by continuing operations for the recast years. Financial performance measures for earlier periods were not retrospectively adjusted under U.S. GAAP and therefore include the results of the discontinued business. As a result, comparability across periods may be limited, and the relationships shown in the more recent years primarily reflect the Company’s ongoing operations.

Equity Awards Adjustments, Footnote
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for CEO
2025	$4,365,686	$0	$13,270,801	$17,636,487
2024	$14,077,745	$0	$0	$14,077,745

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2025	$2,976,441	$3,551,449	$255,180	$6,783,069
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-tax Unlevered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Run Rate Cost Reduction
Measure:: 4
Pay vs Performance Disclosure
Name			Pre-tax Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
R. Bruce McDonald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,609,922	$ 10,550,025
PEO Actually Paid Compensation Amount			19,121,424	14,227,775
James K. Kamsickas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				13,914,745	$ 17,327,154	$ 11,882,248	$ 10,616,003
PEO Actually Paid Compensation Amount				10,584,170	14,595,591	4,464,658	12,396,926
PEO | R. Bruce McDonald [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,124,985)	(10,399,995)
PEO | R. Bruce McDonald [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,636,487	14,077,745
PEO | R. Bruce McDonald [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,365,686	14,077,745
PEO | R. Bruce McDonald [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | R. Bruce McDonald [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,270,801	0
PEO | James K. Kamsickas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,247,499)	(11,958,807)	(9,139,212)	(8,478,178)
PEO | James K. Kamsickas [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,916,924	9,227,244	1,721,622	10,259,101
PEO | James K. Kamsickas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,079,449	9,453,700	6,279,348	7,280,424
PEO | James K. Kamsickas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,807,953)	(1,341,376)	(4,196,181)	2,411,826
PEO | James K. Kamsickas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(354,572)	1,114,920	(361,545)	566,851
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,829,801)	(1,719,984)	(1,889,546)	(1,491,462)	(1,341,617)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,783,069	995,850	1,397,625	527,210	1,597,369
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,976,441	1,245,907	1,492,741	1,032,045	1,166,629
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,551,449	(163,718)	(185,415)	(441,736)	352,447
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 255,180	$ (86,338)	$ 90,299	$ (63,099)	$ 78,293